Amount Due to/From Related Parties (Details) - Due to shareholders and related parties - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Amount Due to/From Related Parties (Details) - Due to shareholders and related parties [Line Items]
Due to shareholders	$ 720,847	$ 361,046
Due to related parties	2,070,847	1,885,132
Edgard Maroun [Member]
Amount Due to/From Related Parties (Details) - Due to shareholders and related parties [Line Items]
Due to shareholders	365,847	65,283
MEVP Holding SAL [Member]
Amount Due to/From Related Parties (Details) - Due to shareholders and related parties [Line Items]
Due to shareholders	250,000	250,000
Omar Sukarieh [Member]
Amount Due to/From Related Parties (Details) - Due to shareholders and related parties [Line Items]
Due to shareholders	30,000	30,000
Choucri Khairallah [Member]
Amount Due to/From Related Parties (Details) - Due to shareholders and related parties [Line Items]
Due to shareholders	75,000	15,763
MBC FZ LLC [Member]
Amount Due to/From Related Parties (Details) - Due to shareholders and related parties [Line Items]
Due to related parties	$ 1,350,000	$ 1,524,086